Property and equipment, net - Schedule of Property and equipment, net (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net, Total	$ 3,833	$ 511